Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Non-current Assets [Line Items]
Other non-current assets	$ 3,589	$ 2,605
Rent, Trade and Other Term Deposits
Other Non-current Assets [Line Items]
Other non-current assets	3,441	2,277
Miscellaneous Other Non-Current Assets
Other Non-current Assets [Line Items]
Other non-current assets	$ 148	$ 328